GENERAL (Details 2) (Xora Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Xora Inc [Member]
Business Acquisition [Line Items]
Revenues	$ 129,039	$ 123,877
Net loss	$ 2,717	$ 4,741